Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Imposed at a flat rate	30.00%
Valuation allowance	$ 3,186,778	$ 474,982
Unrecognized tax positions
Interest and penalties
Related Party [Member]
Income Taxes [Line Items]
Net operating losses carryforwards	$ 14,895,980
Singapore [Member]
Income Taxes [Line Items]
Imposed at a flat rate	17.00%
Vietnam [Member]
Income Taxes [Line Items]
Imposed at a flat rate	20.00%
Preferential income tax rate	17.00%	8.50%
China [Member]
Income Taxes [Line Items]
Imposed at a flat rate	25.00%
USA [Member]
Income Taxes [Line Items]
Net operating losses carryforwards	$ 5,653,513
Minimum [Member]
Income Taxes [Line Items]
Statute of limitations, term	3 years
Maximum [Member]
Income Taxes [Line Items]
Statute of limitations, term	5 years